INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 150,130	$ 484,161
Accounts receivable, net	109,951	144,509
Inventories, net	22,771	0
Advance to suppliers	1,732	8,404
Prepaid expenses and other assets, net	411,574	643,169
Financial assets at fair value through profit or loss	0	210
Total current assets	696,158	1,280,453
Investment	454,300	27,206
Property and equipment, net	1,345,109	1,391,845
Intangible assets - customer relations	89,673	97,825
Goodwill	1,847,713	2,077,728
Other non-current asset	6,735	7,505
Total assets	4,439,688	4,882,562
Current liabilities
Other payables and accrued liabilities	269,162	376,660
Advance receipts	42,148	72,505
Due to related parties	28,062	27,116
Warrant liability	107,852	76,847
Long-term secured other borrowing – current portion	27,426	6,631
Dividend payable	54,312	54,312
Income tax payable	152,494	25,126
Total current liabilities	681,456	639,197
Long-term secured other borrowing	0	23,786
Total liabilities	681,456	662,983
Commitments and contingencies (Note 20)
Stockholders’ equity
Common stock ($0.001 par value; authorized 200,000,000 shares; 14,367,539 shares and 14,047,539 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively)	14,367	14,047
Preferred stock ($0.001 par value; authorized 10,000,000 shares; Series A Preferred Stock, 2,000,000 authorized, 80,000 shares and 80,000 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively)	80	80
Additional paid-in capital (1)	25,439,945	25,200,265
Statutory and other reserves	191,219	191,219
Accumulated losses	(21,978,606)	(21,238,881)
Accumulated other comprehensive income	68,310	12,415
Total Nocera, Inc.’s stockholders’ equity	3,735,315	4,179,145
Non-controlling interests	22,917	40,434
Total stockholders’ equity	3,758,232	4,219,579
Total liabilities and stockholders’ equity	$ 4,439,688	$ 4,882,562